Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Income taxes paid			$ 46,353	$ 34,829	$ 33,619
Long-term debt			500,000
Guaranteed [Member]
Related Party Transaction [Line Items]
Long-term debt				638,200
Cash America
Related Party Transaction [Line Items]
Corporate overhead expense allocated by parent company		$ 5,200	9,100	10,000	10,600
Income taxes paid			46,000	34,800	33,600
Professional fee	$ 300		18
Compensation loans for customers		400	1,200	1,200	1,200
Consumer loans reimbursement amount	600	300	600	$ 900	$ 1,500
Related party payable, net		11,500
Related party receivable, net	$ 100
Cash America | Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Related party payable, net		$ 400	$ 400
Cash America | Maximum
Related Party Transaction [Line Items]
Service Agreements Expiration Date			12 months